UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

THIRD AVENUE VARIABLE SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2016

THIRD AVENUE VALUE PORTFOLIO

For more information, please visit our new website

THIRD AVENUE VARIABLE SERIES TRUST

Proxy Voting Policies and Procedures

Third Avenue Value Portfolio (the “Portfolio”) has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings—Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Industry Diversification

(Unaudited)

The summary of the Portfolio’s investments as of June 30, 2016 is as follows:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Portfolio of Investments

at June 30, 2016 (Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds - 1.36%
	Consumer Products - 1.36%
1,514,107	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17 (a)(b)(c)	$1,168,891
	Total Corporate Bonds (Cost $1,514,107)	1,168,891

Shares

Common Stocks & Warrants - 88.25%
	Agricultural Equipment - 2.18%
39,794	AGCO Corp.	1,875,491
	Asset Management - 9.27%
126,560	Bank of New York Mellon Corp. (The)	4,916,856
92,060	Brookfield Asset Management, Inc., Class A (Canada)	3,044,424
		7,961,280
	Automotive - 2.72%
43,200	General Motors Co.	1,222,560
27,907	Toyota Industries Corp. (Japan)	1,109,579
		2,332,139
	Banks - 10.37%
119,297	Comerica, Inc.	4,906,686
77,767	KeyCorp	859,325
38,600	PNC Financial Services Group, Inc. (The)	3,141,654
		8,907,665
	Consumer Products - 6.66%
25,805	Harman International Industries, Inc.	1,853,315
33,915	Home Products International, Inc. (a)(c)(d)	—
434,582	Kingfisher PLC (United Kingdom)	1,866,576
64,581	Masco Corp.	1,998,136
		5,718,027
	Diversified Holding Companies - 8.33%
251,500	CK Hutchison Holdings, Ltd. (Hong Kong)	2,766,616
59,531	Investor AB, Class B (Sweden)	1,999,991
19,461	Pargesa Holding S.A. (Switzerland)	1,286,744
234,000	Wheelock & Co., Ltd. (Hong Kong)	1,099,249
		7,152,600
	Electronic Components - 2.27%
36,600	Anixter International, Inc. (d)	1,950,048
	Forest Products & Paper - 5.95%
171,610	Weyerhaeuser Co., REIT	5,108,830
	Industrial Machinery & Equipment - 2.00%
38,700	Johnson Controls, Inc.	1,712,862
	Insurance & Reinsurance - 6.44%
4,519	Alleghany Corp. (d)	2,483,552
3,622	White Mountains Insurance Group, Ltd. (Bermuda)	3,049,724
		5,533,276
		Value
Shares	Security†	(Note 1)

	Manufactured Housing - 3.16%
28,975	Cavco Industries, Inc. (d)	$2,714,957
	Materials - 1.86%
158,100	Canfor Corp. (Canada) (d)	1,596,970
	Media & Entertainment - 3.30%
52,100	CBS Corp., Class B, Non Voting Shares	2,836,324
	Medical Devices - 1.03%
17,600	LivaNova PLC (United Kingdom) (d)	884,048
	Oil & Gas Production & Services - 8.41%
30,300	Apache Corp.	1,686,801
70,626	Devon Energy Corp.	2,560,193
62,098	Total S.A. (France)	2,977,986
		7,224,980
	Pharmaceuticals - 2.17%
8,600	Amgen, Inc.	1,308,490
3,001	Shire PLC, ADR (Jersey)	552,424
		1,860,914
	Retailers - 1.83%
17,499	Ralph Lauren Corp.	1,568,260
	Senior Housing - 2.39%
133,000	Brookdale Senior Living, Inc. (d)	2,053,520
	Telecommunications - 3.42%
963,814	Vodafone Group PLC (United Kingdom)	2,938,548
	U.S. Real Estate Operating Companies - 1.80%
65,488	Tejon Ranch Co. (d)	1,548,136
11,223	Tejon Ranch Co., Warrants, expire 8/31/16 (d)	1
		1,548,137
	Utilities - 2.69%
140,250	Covanta Holding Corp.	2,307,113
	Total Common Stocks & Warrants (Cost $89,197,242)	75,785,989
	Total Investment Portfolio - 89.61% (Cost $90,711,349)	76,954,880
	Other Assets less Liabilities - 10.39%	8,924,861
	NET ASSETS - 100.00%	$85,879,741

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities.
(c)	Security subject to restrictions on resale.

Shares/				Market
Principal		Aquisition		Value
Amount($)	Issuer	Date	Cost	Per Unit
33,915	Home Products International, Inc.	5/30/07	$3,749,309	$0.00
$1,514,107	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17	3/16/07 - 4/1/16	1,514,107	77.20

At June 30, 2016, these restricted securities had a total market value of $1,168,891 or 1.36% of net assets.

(d)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

ADR: American Depositary Receipt.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Portfolio of Investments (continued)

at June 30, 2016 (Unaudited)

Country Concentration

% of
Net Assets
United States	60.31%
United Kingdom	6.62
Canada	5.40
Hong Kong	4.50
Bermuda	3.55
France	3.47
Sweden	2.33
Switzerland	1.50
Japan	1.29
Jersey	0.64
Total	89.61%

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Statement of Assets and Liabilities

As of June 30, 2016 (Unaudited)

Assets:
Investments at value (cost of $90,711,349) (Note 1)	$76,954,880
Cash	9,257,548
Dividends and interest receivable	281,743
Receivables for Portfolio shares sold	829
Other assets	9,221
Total assets	86,504,221
Liabilities:
Payable for securities purchased	411,959
Payable for Portfolio shares redeemed	65,683
Payable to Adviser (Note 3)	63,771
Accrued expenses	57,809
Payable for shareholder servicing fees (Note 3)	23,821
Payables to trustees and officers	1,437
Total liabilities	624,480
Net assets	$85,879,741
Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 5,779,721 shares outstanding	$102,037,023
Accumulated undistributed net investment income	1,271,394
Accumulated net realized loss on investments and foreign currency transactions	(3,661,607)
Net unrealized depreciation on investments and translation of foreign currency denominated assets and liabilities	(13,767,069)
Net assets applicable to capital shares outstanding	$85,879,741
Net asset value, offering and redemption price per share	$14.86

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $40,546)	$1,302,546
Interest	28,255
Other income	2,460
Total investment income	1,333,261
Expenses:
Investment advisory fees (Note 3)	394,515
Shareholder servicing fees (Note 3)	49,726
Auditing and tax fees	32,840
Accounting fees	31,955
Transfer agent fees	28,183
Reports to shareholders	18,909
Administration fees (Note 3)	15,912
Trustees’ and officers’ fees and expenses	9,485
Custodian fees	4,259
Insurance	2,841
Legal fees	2,239
Miscellaneous	4,196
Total expenses	595,060
Less: Expenses waived (Note 3)	(22,961)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(2,245)
Net expenses	569,854
Net investment income	763,407
Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized loss on investments	(2,459,260)
Net realized loss on foreign currency transactions	(1,562)
Net change in unrealized appreciation/(depreciation) on investments	2,190,235
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(4,040)
Net loss on investments and foreign currency transactions	(274,627)
Net increase in net assets resulting from operations	$488,780

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	June 30, 2016	Ended
	(Unaudited)	December 31, 2015
Operations:
Net investment income	$763,407	$613,364
Net realized gain/(loss)	(2,460,822)	5,720,696
Net change in unrealized appreciation/(depreciation)	2,186,195	(16,590,974)
Net increase/(decrease) in net assets resulting from operations	488,780	(10,256,914)
Dividends and Distributions to Shareholders from:
Net investment income	—	(4,225,262)
Decrease in net assets from dividends and distributions	—	(4,225,262)
Capital Share Transactions:
Proceeds from sale of shares	1,522,217	6,083,657
Net asset value of shares issued in reinvestment of dividends and distributions	—	4,225,262
Cost of shares redeemed	(11,440,166)	(38,950,036)
Net decrease in net assets resulting from capital share transactions	(9,917,949)	(28,641,117)
Net decrease in net assets	(9,429,169)	(43,123,293)
Net assets at beginning of period	95,308,910	138,432,203
Net assets at end of period*	$85,879,741	$95,308,910
* Including accumulated undistributed net investment income of:	$1,271,394	$507,987

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended June 30, 2016	Years Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.74	$16.80	$16.56	$14.41	$11.42	$14.79
Income/(loss) from investment operations:
Net investment income@	0.12	0.08	0.41 ±	0.11	0.18 *	0.14
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.00)**	(1.58)	0.34	2.58	2.93	(3.26)
Total from investment operations	0.12	(1.50)	0.75	2.69	3.11	(3.12)
Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.56)	(0.51)	(0.54)	(0.12)	(0.25)
Total dividends and distributions	—	(0.56)	(0.51)	(0.54)	(0.12)	(0.25)
Net asset value, end of period	$14.86	$14.74	$16.80	$16.56	$14.41	$11.42
Total return[1]	0.82%[2]	(8.89%)	4.38%	18.97%	27.33%	(21.31%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$85,880	$95,309	$138,432	$147,003	$141,812	$132,159
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.36%[3]	1.23%	1.19%	1.20%	1.27%	1.26%
After fee waivers/expense offset arrangement/recovery[4]	1.30%[3]	1.22%	1.18%	1.19%	1.28%†	1.30%†
Ratio of net investment income to average net assets	1.74%[3]	0.49%	2.45%±	0.69%	1.39%*	1.00%
Portfolio turnover rate	14%[2]	22%	39%	23%	26%	7%

1	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separate accounts that invest in the Portfolio’s shares.
2	Not annualized.
3	Annualized.
4	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, and brokerage commissions) to average net assets will not exceed 1.30%.
@	Calculated based on the average number of shares outstanding during the period.
±	Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.79%.
*	Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.58%.
**	Amount represents less than $0.01 per share.
†	The Adviser recovered a portion of its previously waived fees.

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

The Portfolio seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Portfolio may invest in companies of any market capitalization. The Portfolio may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Portfolio invests in both domestic and foreign securities.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2016, the Trust was offered as an investment option by seven insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a material negative impact on the Trust.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Portfolio computes its NAV. Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value (and oversight of any third parties to whom any responsibility for fair value is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At June 30, 2016, such securities had a total fair value of $1,168,891 or 1.36% of net assets. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and the liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•     Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•     Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds— Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

9

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a summary by level of inputs used to value the Portfolio’s investments as of June 30, 2016:

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Automotive	$1,222,560
Consumer Products	3,851,451
Oil & Gas Production & Services	4,246,994
Other**	50,419,695
Total for Level 1 Securities	59,740,700
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Automotive	1,109,579
Consumer Products	1,866,576
Diversified Holding Companies	7,152,600
Oil & Gas Production & Services	2,977,986
Telecommunications	2,938,548
Total for Level 2 Securities	16,045,289
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	—	*
Corporate Bonds - Consumer Products	1,168,891
Total for Level 3 Securities	1,168,891
Total Value of Investments	$76,954,880

†	There were no securities that were transferred from Level 1 to Level 2 or from Level 2 to Level 1.
*	Investments fair valued at zero.
**	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1, are recorded utilizing values as of the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/15 (Fair Value)		Net Change in Unrealized Appreciation/ (Depreciation)	Payment-in-kind Interest	Balance as of 6/30/16 (Fair Value)		Net Change in Unrealized Appreciation/ (Depreciation) Attributable to Securities Still Held at Period End
Common Stocks -
Consumer Products	$—	*	$—	$—	$—	*	$—
Corporate Bonds -
Consumer Products	1,067,372		57,419	44,100	1,168,891		57,419
Total	$1,067,372		$57,419	$44,100	$1,168,891		$57,419

*	Investments fair valued at zero
10

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

Range
	Fair Value at			(Weighted
	6/30/16	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Corporate Bonds	$1,169	Book Value	Restructuring value	$77.20
Other (a)	—*
$1,169

(a)	Includes securities less than 0.50% of net assets within the Portfolio.
*	Investments fair valued at zero.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations are shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

• Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities:

The Portfolio may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended June 30, 2016, the total in-kind payments with respect to PIK securities that were received by the Portfolio in the amount

11

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

of $44,100 or 3.31% of total investment income are included in interest income on the Statement of Operations.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Any distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Portfolio may be subject to income withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio is subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Management evaluates the Portfolio’s uncertain tax positions to determine, based upon the technical merits of each position, whether such position is more likely than not to be sustained upon examination by the applicable taxing authority, including any related appeals or litigation processes. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced to the largest benefit that is more likely than not to be realized upon ultimate settlement with the relevant taxing authority. Management has concluded that the Portfolio is not subject to any material tax liabilities as a result of this analysis. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the Associate Director of Compliance, to whom the Portfolio paid $4,474 for the six months ended June 30, 2016. The Trust does pay, together with Third Avenue Trust, each independent Trustee a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all independent Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, independent Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pays each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The independent Trustees on the Audit Committee each receive $2,000 for each audit committee meeting they attend and the audit committee chairman receives an annual retainer of $6,000. Effective March 2016, one of the Trustees now acts in an Advisory Trustee capacity. The Advisory Trustee receives an annual retainer of $32,500 and a fee at $2,500 for each Board meeting the Trustee attends.

2. INVESTMENTS

Purchases and sales:

The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$11,602,756	$16,522,556
12

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of June 30, 2016:

Gross unrealized appreciation	$5,957,086
Gross unrealized depreciation	(19,713,555)
Net unrealized depreciation	$(13,756,469)
Book cost	$90,711,349

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advisory functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly. Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including shareholder servicing fees due to third parties, the compensation expense for the Trust’s Chief Compliance Officer and Associate Director of Compliance and other miscellaneous expenses. At June 30, 2016, the Portfolio had amounts payable to the Adviser of $3,120 for reimbursement of expenses paid by the Adviser.

Until April 30, 2017 (subject to renewal), whenever the Portfolio’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary items, exceed 1.30% of the Portfolio’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Portfolio in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Portfolio to exceed the expense limitation. As of June 30, 2016, there were contingent liabilities to the Adviser in effect for the Portfolio in the amount of $22,961 for expenses waived through the six months ended June 30,2016 which are subject to repayment until December 31, 2019.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,536.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For the six months ended June 30, 2016, such fees amounted to $49,726.

The Portfolio has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. For the six months ended June 30, 2016, the reduction of expense due to this arrangement was $2,245 and is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

4. LINE OF CREDIT

During the period, the Portfolio and each fund of Third Avenue Trust were participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. This commitment was terminated on April 20, 2016. The interest on the loan was calculated at a variable rate based on the London Interbank Offered Rate, Federal Funds or Prime Rates. A commitment fee of 0.25% per annum of the available line of credit was charged, of which each participating fund of Third Avenue Trust and the Portfolio paid its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee was due and payable. The fee was paid quarterly in arrears and is included in “Miscellaneous” expenses in the Statement of Operations. During the six month period ended June 30, 2016, there were no loans outstanding under the line of credit for the Portfolio.

5. RELATED PARTY TRANSACTIONS

Certain employees of the Adviser serve as members of the boards of directors of companies in which the Portfolio has investments. As a result of such service, for the six months ended June 30, 2016, the Portfolio received $2,460 in board member fees from these companies that board members

13

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

employed by the Adviser agreed to have paid directly to the benefit of the Portfolio. These fees are included in “Other income” on the accompanying Statement of Operations.

6. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
Shares outstanding at beginning of period	6,467,206	8,239,053
Shares sold	105,715	382,965
Shares issued upon reinvestment of dividends and distributions	—	291,800
Shares redeemed	(793,200)	(2,446,612)
Net decrease in Portfolio shares	(687,485)	(1,771,847)
Shares outstanding at end of period	5,779,721	6,467,206

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Portfolio may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Cash concentration:

The Portfolio’s cash balance is held at a major regional U.S. bank. The Portfolio’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

14

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Focused investing:

The Portfolio holds a relatively concentrated portfolio that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Portfolio could decrease because of the poor performance of one or a few investments. Concentrated positions may be difficult to liquidate.

9. FEDERAL INCOME TAXES

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a “pre-enactment year” can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their tax character as either short-term or long-term capital losses.

As of December 31, 2015, the Portfolio has capital loss carryforward which should be available to offset certain capital gains generated in the future years as follows:

Capital Losses incurred in a pre-enactment year	Short-Term	Long-Term
Expiration Date
12/31/2017	$1,165,421	$—
	$—	$—
Capital Losses incurred in a post-enactment year
No Expiration Date	$—	$—
Total	$1,165,421	$—

No distributions of capital gains are expected to be paid to shareholders until either net capital gains in excess of such carryforwards are recognized or such carryforwards expire. It is uncertain whether the Portfolio will be able to realize the full benefit of pre-enactment year capital loss carryforwards prior to the expiration date.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no events requiring recognition or disclosure in the financial statements.

15

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Annual Renewal of Investment Advisory Agreement

June 30, 2016 (Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 8-9, 2016, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust (the “Independent Trustees”), approved the renewal of the Portfolio’s Investment Advisory Agreement (the “Agreement”). Prior to voting on the Agreement, the Independent Trustees met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials referred to below.

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its meeting held on June 8-9, 2016, the Board engaged in a detailed discussion of the materials with the Adviser. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed the Portfolio since its inception, and expressed their belief that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees; Profitability

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Broadridge Financial Solutions, Inc., and reviewed, among other things:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well-capitalized to perform its ongoing responsibilities to the Portfolio, notwithstanding the potential for a continued decrease in assets under management;

2.	the information sources and methodology used in the selection of funds included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio’s advisory fees and expense ratio and in analyzing the Portfolio’s performance;

3.	the Portfolio’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of the Portfolio and the funds in its comparison universe and competitive fund group and noting the unique nature of the Portfolio compared to the other insurance trust portfolios in the comparison universe and competitive fund group;

4.	performance analyses of the Portfolio and funds in its comparison universe and competitive fund group;

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser, as well as any similar separate advisory accounts;

6.	information presented in respect of economies of scale, noting that the Portfolio’s assets had declined significantly over the last five years, and that the Portfolio had suffered redemptions in 2016 to-date; that the Adviser has agreed to waive its fees and/or reimburse expenses to maintain an expense limitation for the Portfolio; and the extensive resources that the Adviser continues to dedicate to its business even while Portfolio assets generally have declined in recent years;

7.	the profitability to the Adviser resulting from the Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

8.	fallout benefits, including (i) fees for providing administrative services and (ii) research services received by the Adviser in connection with executing the Portfolio’s transactions.
16

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Annual Renewal of Investment Advisory Agreement (continued)

June 30, 2016 (Unaudited)

B. Description of Personnel and Services Provided by the Adviser

The Trustees reviewed with representatives of the Adviser, and considered:

1.	the nature, extent and quality of services rendered to the Portfolio, including the Adviser’s investments, senior management and operational personnel (and efforts being made to retain key staff during a period of net redemptions), and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy;

3.	the value added over time through the Adviser’s active management style that includes participation in corporate restructurings and other activist investments; and

4.	the Adviser’s experience operating funds registered under the Investment Company Act and its dedication to providing high quality services to the Portfolio in the long term.

C. Investment Performance of the Portfolio and Adviser

1.	The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive fund group for various periods. The Trustees also reviewed information pertaining to the Portfolio’s risk adjusted performance and risk measures.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered and evaluated the Portfolio’s performance over the various time periods in light of market conditions, the Adviser’s investing style and circumstances particular to the Portfolio. While the Trustees expressed concern about the Portfolio’s performance, the Trustees understood the relevant circumstances. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of the funds in the comparison universe and competitive fund group and the performance analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for the Portfolio was well below the maximum profitability levels found in the relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded, in light of considerations noted above, to approve the Portfolio’s fee, although the Trustees agreed to continue to closely monitor the Portfolio’s performance, fees and expenses. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser, as well as any separate advisory accounts, and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Portfolio as compared to the advisory services provided to other advised and sub-advised funds and any separate accounts. As in the past, the Trustees recognized that difference in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether material economies of scale are present and, if present, are shared with the Portfolio and considered the Portfolio’s fee structure and the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio. The Trustees concluded that, because of declining overall assets, material economies of scale were not present to be shared with the Portfolio.

17

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2016 and held for the six month period ended June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2016 to	Annualized
	January 1, 2016	June 30, 2016	June 30, 2016	Expense Ratio
Actual	$1,000	$1,008.20	$6.49	1.30%
Hypothetical	$1,000	$1,018.40	$6.52	1.30%

*	Expenses (net of fee waives and expense offset arrangement) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366.
18

BOARD OF TRUSTEES

William E. Chapman, II	Patrick Reinkemeyer
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman
Eric Rakowski

Martin Shubik — Advisory Trustee

OFFICERS

Martin J. Whitman — Chairman of the Board

Vincent J. Dugan — Chief Financial Officer, Treasurer

Michael A. Buono — Controller

W. James Hall — President, General Counsel, Secretary

Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
383 Madison Avenue, 4th Floor
New York, NY 10179

	Third Avenue Management LLC is a New York-based global asset manager that has adhered to a proven value investment philosophy since its founding in 1986. Third Avenue’s disciplined approach seeks to maximize long-term, risk-adjusted returns by focusing on corporate financial stability, and price conscious, opportunistic security selection throughout the capital structure.

	If you would like further information about Third Avenue Funds, please contact your Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	August 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	August 12, 2016

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	August 12, 2016